INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

12.	INCOME TAXES

The current and deferred components of income tax expense (benefit) were as follows:

	Years ended December 31,
	2009	2010	2011
Current
PRC	1,780	5,224	2,269
Others	1,199	200	-
Total current income taxes	2,979	5,424	2,269
Deferred
PRC	(558)	(1,276)	(3,031)
Others	(180)	(48)	(1,029)
Total deferred income taxes	(738)	(1,324)	(4,060)
Total income taxes	2,241	4,100	(1,791)

British Virgin Islands

The Company and its subsidiaries that were incorporated in the BVI are not subject to taxation in their country of incorporation.  The Group has certain business activities conducted in the PRC which is only subject to PRC income taxes.  Subsidiaries incorporated in the BVI include Triumph and Konwell.

Hong Kong

King’s was established in Hong Kong and is subject to Hong Kong profit tax at 16.5%.

Japan

Entoh was established in Japan and is subject to Japanese income taxes at 43%.

Taiwan

Taiwan Camelot, Hwawei, VLife and Harmonation were subject to Taiwan income taxes at 25%, 17% and 17% for 2009, 2010 and 2011.

PRC

The Group’s PRC entities are subject to an enterprise income tax rate at 25% tax rate pursuant to the PRC Enterprise Income Tax (EIT), other than the preferential tax treatment enjoyed by certain entities described below.

Subsidiaries	0%	10%	12.5%	15%	20%	22%	24%

Camelot Beijing	-	-	-	2009 - 2013	-	-	-
Red River Valley	-	-	-	2009 - 2013	-	-	-
Yinfeng	-	-	-	2009 - 2013	-	-	-
Agree Zhuhai	-	-	-	2009 - 2013	-	-	-
Tansun Beijing	-	-	-	2009 - 2011	-	-	-
Faceita	-	-	-	2009 - 2011	-	-	-
Bayshore	-	-	-	2009 - 2011	-	-	-
Dimension	-	-	-	2011-2013	-	-	-
Jiaxing Camelot	2009	-	2010-2012	-	-	-	-
Shanghai Camelot	-	2009	-	-	-	2010	2011
Asialink	-	-	-	-	2009	2010	2011
Dalian Yuandong	-	2009	2010-2011	-	-	-	-
Agree Shanghai	2010-2011	-	2012-2014	-	-	-	-
Huaqiao	2010-2011	-	2012-2014	-	-	-	-
Kunshan	2011-2012	-	2013-2015	-	-	-	-
Beijing Heng En		2011

An enterprise which qualifies as a high and new technology enterprise ("HNTE") is entitled to a tax rate of 15%. In 2008 Camelot Beijing, Red River Valley, Yinfeng, and Agree Zhuhai obtained the new HNTE status, which was renewed by these companies in 2011.  Therefore, they were entitled to the preferential income tax rate of 15% till 2013.  Bayshore, Faceita and Tansun Beijing obtained the HNTE status in 2009. Dimension obtained the HNTE status in 2011. The Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future.

Jiaxing Camelot qualified as a "manufacturing foreign-invested enterprise" and therefore was entitled to a two-year EIT exemption from the earlier of its first tax-profitable year 2008 and followed by a 50% reduction in tax rate for the succeeding three years.  Accordingly, Jiaxing Camelot was entitled to EIT exemption for 2008 and 2009 and a preferential tax rate of 12.5% for 2010 to 2012.

Shanghai Camelot and Asialink were entitled to preferential tax rates based on their qualifications as "Software Enterprise of Pu Dong District of Shanghai" and subjected to a 24% tax rate in 2011 and Dalian Yuandong was subjected to a 12.5% tax rate in 2011.

Agree Shanghai and Huaqiao qualified as "Software Enterprise" in 2010 and were entitled to a two-year EIT exemption for 2010 and 2011, followed by a 50% reduction in tax rate for the succeeding three years.

Kunshan qualified as "Software Enterprise" in 2011 and was entitled to a two-year EIT exemption for 2011 and 2012, followed by a 50% reduction in tax rate for the succeeding three years.  Beijing Heng En was subject to 10% tax rate in 2011 verified by local tax authority.

The principal components of deferred income taxes were as follows:

	December 31,
	2010	2011

Current deferred tax assets:
Provision for doubtful accounts	81	560
Accrued payroll	1,007	1,370
Current deferred tax assets, net	1,088	1930
Non-current deferred tax assets:
Net operating losses	511	2,758
Research and development cost deferred for tax purposes	421	509
Less: Valuation allowance	(861)	(2,070)
Deferred tax assets, net	1,159	3,127
Non-current deferred tax liabilities:
Intangible assets acquired in business acquisitions	4,303	2,871
Non-current deferred tax liability, net	4,303	2,871

The net operating loss carry forwards generated by a particular entity in the Group cannot be transferred or utilized by other entities within the Group. The net operating loss carry forwards for the PRC subsidiaries was US$7,246 as of December 31, 2011 and will expire on various dates through 2016.

Valuation allowances have been established because the Group believes that it is more likely than not that its deferred tax assets will not be realized as it is not expected to generate sufficient taxable income in future. As of December 31, 2010 and 2011, valuation allowance was US$861 and US$2,070, respectively.

Reconciliation between the statutory PRC enterprise income tax rate of 25% and the effective tax rate is as follows:

	Years ended December 31,
	2009	2010	2011

Statutory income tax under PRC	3,878	5,789	(10,704)
Effect of income not taxable for tax purposes	(15)	(160)	(43)
Effect of expenses not deductible for tax purposes	382	1,618	1,399
Different tax jurisdictions	489	569	11,693
Effect of income tax holiday and relief	(3,043)	(3,713)	(5,842)
Effect of deemed income for tax purpose	92	228	497
Changes in valuation allowance	458	(231)	1,209
Effective tax amount	2,241	4,100	(1,791)

If the tax holidays granted to Camelot Beijing, Red River Valley, Yinfeng, Jiaxing Camelot, Shanghai Camelot, Asialink, Beijing Heng En, Bayshore, Faceita, Dalian Yuandong, Agree Zhuhai, Agree Shanghai, Kunshan, Dimension, Huaqiao and Tansun Beijing were not available, provisions for income taxes and net income per share would be as follows:

	Years ended December 31,
	2009	2010	2011

Provisions for income taxes	5,289	7,813	4,051

Net income per ordinary share - basic	0.08	0.10	(0.25)
Net income per ordinary share - diluted	0.08	0.09	(0.25)

The Group did not identify significant unrecognized tax benefits for years ended December 31, 2009, 2010 and 2011.  The Group did not incur any interest and penalties related to potential underpaid income tax expenses and does not anticipate any significant charge in the unrecognized tax benefits within 12 months from December 31, 2011.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the ‘‘SAT’’) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the ‘‘de facto management body’’ of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to make clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding US$15 (RMB100,000) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on the PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2007 to 2011 of the Group’s PRC subsidiaries remain subject to tax audits as of December 31, 2011, at the tax authority’s discretion.

Aggregate undistributed earnings of the Company's subsidiaries located in the PRC that are available for distribution to the Company of approximately US$70,742 at December 31, 2011 are considered to be indefinitely reinvested and accordingly, no provision has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company.  The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.